       As filed with the Securities and Exchange Commission on December 12, 2005
                                                      Registration No. 33-79112*

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 20

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 23

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (formerly, The Manufacturers Life Insurance Company of New York Separate
                                   Account A)
                           (Exact name of Registrant)

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
        (formerly, The Manufacturers Life Insurance Company of New York)
                               (Name of Depositor)

                       100 Summit Lake Drive, Second Floor
                            Valhalla, New York 10595
              (Address of Depositor's Principal Executive Offices)

                                 (914) 773-0708
               (Depositor's Telephone Number Including Area Code)

                           ARNOLD R. BERGMAN, ESQUIRE
                 John Hancock Life Insurance Company of New York
                               601 Congress Street
                              Boston, MA 02210-2805
                     (Name and Address of Agent for Service)

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Franklin Square
                                 Suite 300 West
                               1300 I Street, N.W.
                           Washington, D.C. 20005-3306

It is proposed that this filing will become effective:

  [X] immediately upon filing pursuant to paragraph (b) of Rule 485
  __ on _________ pursuant to paragraph (b) of Rule 485
  __ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
  __ on _________, 2005 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

  __ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

* The Prospectus contained in this registration statement also relates to variable annuity contracts covered by earlier registration statements under file no. 33-46217.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item Part A                       Caption in Prospectus
---------------   ----------------------------------------------------------------


1. ............   Cover Page
2. ............   Special Terms
3. ............   Summary
4. ............   Performance Data; Financial Statements
5. ............   General Information about Us, The Variable Account and The
                   Portfolios
6. ............   Charges and Deductions; Withdrawal Charges; Administration
                   Fees; Mortality and Expense Risks Charge; Taxes; Appendix C -
                   Examples of Calculation of Withdrawal Charge
7. ............   Accumulation Period Provisions; Our Approval; Purchase
                   Payments; Accumulation Units; Net Investment Factor;
                   Transfers Among Investment Options; Special Transfer Services
                   - Dollar Cost Averaging; Asset Rebalancing Program;
                   Withdrawals; Special Withdrawal Services - Income Plan;
                   Contract Owner Inquiries; Other Contract Provisions;
                   Ownership; Beneficiary; Modification;
8. ............   Pay-out Period Provisions; General; Annuity Options;
                   Determination of Amount of the First Variable Annuity
                   Payments; Annuity Units and the Determination of Subsequent
                   Variable Annuity Payments; Transfers During Pay-out Period
9. ............   Accumulation Provisions; Death Benefit Before Maturity Date;
                   Annuity Provisions; Death Benefit After Maturity Date
10. ...........   Accumulation Period Provisions; Purchase Payments;
                   Accumulation Units; Value of Accumulation Units; Net
                   Investment Factor; Distribution of Contracts
11. ...........   Accumulation Period Provisions; Purchase Payments; Other
                   Contract Provisions; Right to Review Contract 12. Federal Tax
                   Matters; Introduction; Our Tax Status; Taxation of Annuities
                   in General; Qualified Retirement Plans
13. ...........   Legal Proceedings
14. ...........   Statement of Additional Information - Table of Contents

Part B                     Caption in Statement of Additional Information
--------------   -----------------------------------------------------------------
15. ...........   Cover Page
16. ...........   Table of Contents
17. ...........   General History and Information.
18. ...........   Services-Independent Auditors; Services-Servicing Agent
19. ...........   Not Applicable
20. ...........   Services-Principal Underwriter
21. ...........   Performance Data
22. ...........   Not Applicable
23. ...........   Audited Financial Statements

                                     PART A



                      INFORMATION REQUIRED IN A PROSPECTUS



 (VERSION I "NYVenture", VERSION II "NYWealthmark" included in Registrants Form N-4, File No 033-79112, filed on April 29, 2005 and incorporated by reference herein)

                      SUPPLEMENT DATED DECEMBER 12, 2005 TO
                         PROSPECTUSES DATED MAY 2, 2005



This Supplement is intended to be distributed with certain Prospectuses dated May 2, 2005 for variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York as applicable. The prospectuses involved bear the title: "Venture Variable Annuity," "Venture III Variable Annuity," or "Vantage Variable Annuity." We refer to these prospectuses as the "Prospectuses".


THIS SUPPLEMENT CHANGES THE PROSPECTUSES AS FOLLOWS:

We have revised the Principal Plus optional benefit described in the Prospectuses, and, subject to state availability, offer a new optional benefit rider that we call "PRINCIPAL PLUS FOR LIFE" or "PPFL." We will continue to make the Principal Plus optional benefit described in the Prospectuses available for purchase in states where approved for a limited period of time after we make the Principal Plus for Life optional benefit available in your state.

WE ADD THE FOLLOWING TO THE SUMMARY - CURRENTLY OFFERED OPTIONAL BENEFITS SECTION OF THE PROSPECTUSES:


Principal Plus for Life. We designed the Principal Plus for Life benefit to guarantee the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a "GUARANTEED WITHDRAWAL AMOUNT" (or "GWA") each year. The initial GWA equals 5% of a "GUARANTEED WITHDRAWAL BALANCE" (or "GWB"). The initial GWB equals your initial purchase payment for the contract, up to a $5 million maximum. You can withdraw the GWA each year until the GWB is depleted to zero. In addition, after you attain age 65, we will calculate a "LIFETIME INCOME AMOUNT" (or "LIA"). If you subsequently limit your annual withdrawals to the LIA, we will make the LIA benefit available to you for as long as you live, even after you have recovered your investments in the Contract, and even after your contract value reduces to zero.


The LIA will equal the GWA if you do not take any withdrawals until your Age 65 Contract Anniversary (i.e., the Contract Anniversary on or next following your 65th birthday), or if you purchase a contract after you attain age 65. If you purchase a contract for two or more owners, the LIA applies only to the life of the oldest owner.


Under Principal Plus for Life, you choose how much contract value to withdraw at any time. If your withdrawals (including any applicable withdrawal charges) exceed the GWA in any year, we may reduce the GWA that we guarantee for future withdrawals. Similarly, we may reduce the LIA that we guarantee for future lifetime benefit payments if your withdrawals (including any applicable withdrawal charges) exceed the LIA in any year after you attain age 65. (See "Effect of Withdrawals" beginning on page 4 of this supplement). We will pay withdrawal benefits automatically in certain circumstances that we describe in the "Settlement Phase" and "Lifetime Distribution Payments" sections. beginning on page 9 of this supplement.


YOU COULD LOSE BENEFITS IF YOUR ANNUAL WITHDRAWALS EXCEED THE GWA OR LIA. THE LIA MAY BE LESS THAN THE GWA IF YOU TAKE ANY WITHDRAWALS BEFORE YOUR AGE 65 CONTRACT ANNIVERSARY. YOU WILL LOSE THE LIA IF YOUR WITHDRAWALS BEFORE THE AGE 65 CONTRACT ANNIVERSARY DEPLETE YOUR CONTRACT VALUE AND ANY REMAINING GWB TO ZERO.


We reduce the GWB each time you take a withdrawal. On the Contract Anniversary on or after you reach 65, or if you are 65 or older at the time of purchase, the LIA will equal 5% of the GWB at that time. We will increase the GWB by a Bonus if you choose not to make any withdrawals at all during certain contract years. Depending on market performance, we may also increase or "Step-Up" the GWB on certain dates. You may also increase the amounts we guarantee by making additional purchase payments that we accept. WE IMPOSE SPECIAL LIMITS ON ADDING PURCHASE PAYMENTS AFTER THE INITIAL PURCHASE PAYMENT FOR CONTRACTS ISSUED WITH PRINCIPAL PLUS FOR LIFE. (See "Additional Purchase Payments" beginning on page 6.)

IF YOU ELECT TO PURCHASE PRINCIPAL PLUS FOR LIFE, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE WITH THIS BENEFIT. WE ALSO RESERVE THE RIGHT TO IMPOSE ADDITIONAL RESTRICTIONS ON INVESTMENT OPTIONS AT ANY TIME. If we do impose additional restrictions, any amounts you allocated to a permitted investment option will not be affected by the restriction as long as it remains in that investment option. (We describe the currently available investment options for contracts issued with Principal Plus for Life on page 6 of this Supplement.)



Principal Plus for Life is available only at contract issue and cannot be revoked once elected. Principal Plus for Life is not available for qualified contracts if you are over age 80. For a full description of Principal Plus for Life, including benefits and limitations, see "Optional Benefits."


WE ADD THE FOLLOWING TO THE FEE TABLES SECTION OF THE PROSPECTUSES:

      FEES DEDUCTED FROM CONTRACT VALUE FOR CURRENTLY OFFERED OPTIONAL BENEFITS

Principal Plus for Life (as a percentage of the Adjusted GWB)#
    Maximum fee                                                 0.75%#
    Current fee                                                 0.40%#

# The current charge is 0.40%. We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value. The charge is deducted on an annual basis from the contract value.

WE ADD THE FOLLOWING TO THE OPTIONAL BENEFITS SECTION OF THE PROSPECTUSES:

PRINCIPAL PLUS FOR LIFE




DEFINITIONS. We use the following definitions to describe how Principal Plus for Life works:


Guaranteed Withdrawal   The total amount we guarantee to be available for future
      Balance           periodic withdrawals during the accumulation period.
      "GWB"             The initial GWB is equal to your initial purchase payment, up to the maximum GWB.
                        The maximum GWB at any time is $5,000,000.

Guaranteed Withdrawal   The amount we guarantee to be available each contract year
       Amount           for withdrawal during the accumulation period until the GWB is
       "GWA"            depleted.
                        The initial GWA is equal to 5% of the initial GWB. The maximum
                        GWA at any time is $250,000.

   Covered Person       The person whose life we use to determine the duration
                        of the LIA payments.
                        The oldest Owner at issue of the Rider or the oldest
                        Annuitant in the case of a non-natural owner.

Life Income Amount      The amount we guarantee to be available each contract year
     "LIA"              for withdrawal during the accumulation period after the Age
                        65 Contract Anniversary and while the Covered Person remains alive as an owner or annuitant of the contract. We determine the initial
                        LIA on the Age 65 Contract Anniversary (or the date you purchase the benefit, if later.) The initial LIA is equal to 5% of the GWB at the time we make our determination.

Age 65 Contract         The Contract Anniversary on, or next following, the date the
  Anniversary           Covered Person attains age 65.

    Reset               A reduction of guaranteed amounts resulting from our recalculation of the GWB, GWA or LIA. We may Reset guaranteed amounts if your annual withdrawals of contract value exceed the GWA or LIA.

   Step-Up              An increase of guaranteed amounts resulting from our recalculation of the
                        GWB, GWA or LIA on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.


For purposes of the following description of Principal Plus for Life, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

OVERVIEW.

The optional Principal Plus for Life rider provides a guaranteed minimum withdrawal benefit during the accumulation period. We designed the Principal Plus for Life rider to guarantee the return of your investments in the contract, as long as you limit your withdrawals each Contract Year during the accumulation period to a "Guaranteed Withdrawal Amount" or "GWA." On the Age 65 Contract Anniversary, or at issue if the Covered Person is already 65 or older, we calculate a "Lifetime Income Amount" or "LIA." If you subsequently limit your annual withdrawals to the LIA, Principal Plus for Life guarantees that we will make the LIA benefit available to you, as long as that Covered Person is alive and an owner or annuitant under the contract, even after you have recovered your investments in the contract and even if your contract value reduces to zero.




We provide additional information about Principal Plus for Life in the following sections:



      Effect of Withdrawals - describes how the actual amount you choose to withdraw in any Contract Year affects certain features of Principal Plus for Life. SINCE THE BENEFIT OF PRINCIPAL PLUS FOR LIFE IS ACCESSED THROUGH WITHDRAWALS, PRINCIPAL PLUS FOR LIFE MAY NOT BE APPROPRIATE FOR OWNERS WHO DO NOT FORESEE A NEED FOR LIQUIDITY AND WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. PRIOR TO ELECTING PRINCIPAL PLUS FOR LIFE, YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH PRINCIPAL PLUS FOR LIFE.


      Bonus Qualification and Effect - describes how the amounts we guarantee may increase by a bonus in certain years if you make no withdrawals during those Contract Years.

      Step-Up of GWB, GWA and LIA - describes how we may increase the GWB, GWA and/or LIA on certain dates to reflect favorable market performance.

      Additional Purchase Payments - describes how you may increase the GWB, GWA and/or LIA by making additional purchase payments, and the special limitations we impose on the payments that we will accept.

      Investment Options - describes the special limitations we impose in the investment options we make available.

      Life Expectancy Distributions - describes our special program to provide minimum distribution amounts required under certain sections of the Code.


      Settlement Phase - describes the special circumstances that will apply if a withdrawal reduces the contract value to zero.


      Death Benefits - describes how Principal Plus for Life affects the death benefits provided under your contract.

      Termination - describes when Principal Plus for Life benefits end. Principal Plus for Life fee - provides further information on the fee we charge for this benefit.





You may elect Principal Plus for Life at the time the contract is issued, provided:


      Principal Plus for Life is available for sale in the state where the contract is sold;


      you limit your investment of purchase payments and contract value to the investment options we make available with Principal Plus for Life; and


      you have not yet attained age 81 (for Qualified contracts only).



We reserve the right to accept or refuse to issue Principal Plus for Life at our sole discretion. Once you elect Principal Plus for Life, its effective date will be the Contract Date and it is irrevocable. We charge an additional fee for Principal Plus for Life and reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value. (See "Principal Plus for Life Fee.")



EFFECT OF WITHDRAWALS



We decrease the GWB each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the GWA, we will decrease the GWB by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), we will automatically Reset the GWB to equal the lesser of:


      (a)   the contract value immediately after the withdrawal; or

      (b) the GWB immediately prior to the withdrawal minus the amount of the withdrawal.




Each time we Reset the GWB, we also recalculate the GWA. The GWA will equal the lesser of (a) the GWA prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new GWB value. After the Age 65 Contract Anniversary, we also will recalculate the LIA if a withdrawal causes total withdrawals during a Contract Year to exceed the LIA (or if total withdrawals during a Contract Year have already exceeded the LIA). In that case, the LIA will equal the lesser of (a) the LIA prior to the withdrawal or (b) 5% of the greater of the contract value immediately after the withdrawal or the new GWB value.

In certain circumstances, however, we will not Reset the GWB, GWA and/or the LIA, even where a withdrawal would exceed the GWA and/or LIA for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us. (See "Life Expectancy Distributions.")


We do not change your GWA when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the GWA. Similarly, we do not change your LIA when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the LIA. If you take any withdrawals prior to the Contract Year in which the Covered Person attains age 65, the initial amount of the LIA may be less than the GWA. Although you may continue to take withdrawals up to the GWA after the Age 65 Contract Anniversary without reduction of the GWA benefit (as long as there is a positive GWB value) your LIA benefit may be reduced if the amount you withdraw exceeds the LIA. You could eventually lose any benefit based on the LIA if you continue to take withdrawals in excess of the LIA. If your withdrawals (including any applicable withdrawal charges) are less than the full GWA available in any Contract Year, the remaining GWA cannot be carried forward to the next Contract Year.

The Principal Plus for Life benefit enters a "Settlement Phase" if a withdrawal less than or equal to the GWA reduces the contract value to zero but either the GWB or the LIA immediately after the withdrawal is greater than zero (See "Settlement Phase"). The Principal Plus for Life benefit terminates if the contract value, GWB and LIA immediately after a withdrawal are all equal to zero (See "Rider Fee" and "Termination.")


If your annual withdrawals exceed the GWA, we will recalculate amounts we guarantee for future withdrawals. We may Reset GWB, GWA and LIA values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your purchase payments and may reduce or eliminate future GWA and LIA values. Withdrawals in excess of the LIA may reduce or eliminate future LIA values.


BONUS QUALIFICATION AND EFFECT


We will increase the GWB at the end of each Contract Year during Principal Plus for Life's Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80. Each time you qualify for a Bonus, we will increase the GWB:



      by an amount equal to 5% of total purchase payments to the contract if you did not previously Step-Up the GWB and/or we did not previously Reset the GWB (see "Effects of Withdrawals" below), otherwise by an amount equal to 5% of the GWB immediately after the latest Step-Up or Reset, increased by any purchase payments received since such latest Step-Up or Reset.

Each time we apply a bonus to the GWB, we will also recalculate the GWA and the LIA. The GWA will equal the greater of GWA prior to the bonus or 5% of the GWB after the bonus. The LIA will equal the greater of the LIA prior to the bonus or 5% of the GWB after the bonus.

Bonuses, when applied, will increase the GWB and may increase the GWA and the LIA.


STEP-UP OF GWB, GWA AND LIA



If the contract value on any Step-Up Date is greater than the GWB on that date, we will automatically increase ("Step-Up") the GWB to equal the contract value (subject to the maximum GWB limit of $5 million). Each time we apply a Step-Up, we will also recalculate the GWA, the LIA, and the Rider Fee (See "Principal Plus for Life Fee.") The GWA will equal the greater of the GWA prior to the Step-Up or 5% of the new GWB value after the Step-Up and the LIA will equal the greater of the LIA prior to the Step-Up or 5% of the new GWB value after the Step-Up. We also reserve the right to increase the rate of the Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up. (See "Principal Plus for Life Fee.") The Step-Up Dates are every 3rd (e.g. 3rd, 6th, 9th ...etc.) Contract Anniversary after the Contract Date, up to and including the 30th Contract Anniversary while the Principal Plus for Life Benefit is in effect.


If you decline an automatic Step-Up, you will have the option to elect to Step-Up the GWB (as well as the GWA and LIA) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the GWB, we will thereafter resume automatic Step-Ups.

Step-ups will increase the GWB and may increase the GWA and the LIA.

ADDITIONAL PURCHASE PAYMENTS


Effect of Additional Purchase Payments. We will increase the total GWB by the amount of each additional purchase payment we accept (subject to the maximum GWB limit of $5 million). In addition, we will recalculate the GWA and the LIA and usually increase it:



      in the case of the GWA, to equal the lesser of:




            (a) 5% of the GWB immediately after the purchase payment; or



            (b) the GWA immediately prior to the purchase payment plus an amount equal to 5% of the purchase payment, and




We will not change the GWA or the LIA if the recalculated amount is less than the GWA or LIA, as the case may be, before the additional purchase payment.



Additional purchase payments, if accepted, will increase the GWB and may increase the GWA and the LIA.


Purchase payment limits, in general. You must obtain our prior approval if the contract value immediately following an additional purchase payment would exceed $1,000,000. We do not permit additional purchase payments during a contract's "settlement phase," as described below. Other limitations on additional payments may vary by state.


Special purchase payment limits on "non-qualified" contracts. If we issue your contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make purchase payments:


            on or after the first Contract Anniversary, without our prior approval, we will not accept an additional purchase payment if your total payments after the first Contract Anniversary exceed $100,000.


Special purchase payment limits on "qualified" contracts. If we issue your contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make purchase payments:


            on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your contract after you become age
            65), without our prior approval, we will not accept an additional purchase payment if your total payments after the first Contract Anniversary exceed $100,000,

            for the year that you become age 70 1/2 and for any subsequent years, if your contract is issued in connection with an IRA, we will only accept a purchase payment that qualifies as a "rollover contribution," but we will not accept any purchase payment after the oldest owner becomes age 81.

You should consult with a qualified tax advisor prior to electing Principal Plus for Life for further information on tax rules affecting Qualified Contracts, including IRAs.


General right of refusal. WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT. We waive this right for additional payments before the Age 65 Contract Anniversary that are permitted to contracts issued in connection with tax qualified retirement plans, including IRAs.



INVESTMENT OPTIONS


While Principal Plus for Life is in effect, under our current rules you must invest 100% of your contract value at all times either:

      a) among the Lifestyle and Money Market Portfolio investment options currently available with Principal Plus for Life (see "Lifestyle and Money Market Portfolio Investment Options Available with Principal Plus for Life," below); or

      b) in a manner consistent with any one of the Model Allocations currently available with Principal Plus for Life (see "Model Allocations Available with Principal Plus for Life" below).

You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided 100% of your contract value is transferred. Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS - Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All investment options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE WITH PRINCIPAL PLUS FOR LIFE IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

Lifestyle and Money Market Portfolio Investment Options Available with Principal Plus for Life. You may allocate your contract value to any one, or any combination, of the Money Market or the Lifestyle Portfolio investment options currently available with Principal Plus for Life and you may also use our Dollar Cost Averaging ("DCA") program from the Money Market Portfolio or the DCA fixed account investment option in connection with your selected investment options.

The Lifestyle and Money Market Portfolio investment options currently available with Principal Plus for Life are the same as those available with Principal Plus. See the "Lifestyle and Money Market Portfolio Investment Options Available with Principal Plus" section of the Prospectus.

Model Allocations Available with Principal Plus for Life. You may allocate your entire contract value to one of the Model Allocations currently available with Principal Plus for Life and you may also use our Dollar Cost Averaging ("DCA") program from the DCA fixed account investment option in connection with your selected Model Allocation. You must, however, rebalance your entire contract value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between investment options other than to transfer 100% of your contract value to another Model Allocation or 100% to any one, or any combination of, the Lifestyle and Money Market Portfolio Investment Options available with Principal Plus for Life.

The Model Allocations currently available with Principal Plus for Life are the same as those available with Principal Plus. See the "Model Allocations Available with Principal Plus" section of the Prospectus.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an investment option, we will not allow transfers into the restricted investment option and you may not allocate purchase payments to the restricted investment option after the date of the restriction. Any amounts you allocated to an investment option before we imposed restrictions will not be affected by such restrictions as long as it remains in that investment option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the contract.

We also reserve the right to limit the actual percentages you may allocate to certain investment options, to require that you choose certain investment options in conjunction with other investment options, to limit your ability to transfer between existing investment options and/or to require you to periodically rebalance existing variable investment accounts to the percentages we require.

IF YOU ELECT TO PURCHASE PRINCIPAL PLUS FOR LIFE YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE WITH THIS BENEFIT.

LIFE EXPECTANCY DISTRIBUTIONS


You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). For purposes of Principal Plus for Life, withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:

      -     pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or
            Section 72(t)(2)(A)(iv) upon the request of the owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

      - pursuant to Code Section 72(s)(2) upon the request of the owner (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

      - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

WE BASE OUR "LIFE EXPECTANCY" CALCULATIONS ON OUR UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW APPLICABLE TO PRE-59 1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR PRIOR TO ELECTING PRINCIPAL PLUS FOR LIFE.

Each withdrawal under our Life Expectancy Distribution program will reduce your contract value and your GWB. We will not, however, Reset your GWB, GWA or LIA if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the GWA or LIA, as applicable.


WE WILL NOT MAKE ANY FURTHER WITHDRAWALS UNDER OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM IF BOTH THE CONTRACT VALUE AND THE GWB ARE DEPLETED TO ZERO. WE WILL MAKE DISTRIBUTIONS AS PART OF THE CONTRACT'S "SETTLEMENT PHASE," HOWEVER, IF THE LIA IS GREATER THAN ZERO AND THE COVERED PERSON IS LIVING AT THAT TIME.


We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as excess withdrawals and will not Reset the GWB, GWA or LIA.

No Loans under 403(b) plans. The loan privilege described in the Prospectus for contracts issued in connection with certain Section 403(b) plans is NOT available if you elect Principal Plus for Life.


SETTLEMENT PHASE



We automatically make settlement payments during Principal Plus for Life's "settlement phase." The "settlement phase" begins if you make a withdrawal that, together with all other withdrawals during the Contract Year, is equal to or less than the GWA, but the withdrawal reduces the contract value to zero and either the GWB or the LIA immediately after the withdrawal is still greater than zero. During this phase, the contract will continue but all other rights and benefits under the contract, including death benefits and any additional riders, terminate. We will not accept additional purchase payments and we will not deduct any charge for the Principal Plus for Life benefit during the settlement phase.



At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies:

      You may choose an amount that is no greater than, or equal to, the GWA if the GWB is greater than zero at the beginning of the settlement phase. We reduce any remaining GWB each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the GWB reduces to zero. After that, we will make settlement payments to you each Contract Year during the Cover Person's lifetime in an amount that is equal to any remaining LIA value. Keep in mind that in certain circumstances the LIA may be less than the GWA, and under those circumstances your choice of an amount in excess of the LIA could result in a reduction of the LIA. (See "Effect of Withdrawals")


      You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect and the GWB is greater than zero at the beginning of the settlement phase. If you do, we will reduce any remaining GWB each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the GWB reduces to zero. (See "Life Expectancy Distributions.) After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining LIA value.

      We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the LIA if there is no remaining GWB at the beginning of the settlement phase. If the Covered Person is alive when the GWB is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the LIA.

      After the Age 65 Contract Anniversary, if you choose to receive a settlement payment that is in excess of the LIA, we will recalculate the LIA in the same manner as a withdrawal that exceeds the LIA (see "Effect of Withdrawals," above). We do not recalculate the LIA, however, if you receive distribution payments under the Life Expectancy Distribution program.


DEATH BENEFITS



Death benefits before the settlement phase. If any owner dies during the Accumulation Period but before the settlement phase, Principal Plus for Life will end if the Beneficiary takes the death benefit provided under the terms of the contract as a lump sum. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:



IF  THE  DECEASED  AND THE BENEFICIARY IS:  THEN PRINCIPAL PLUS FOR LIFE:
OWNER IS:

IF  THE  DECEASED         AND THE BENEFICIARY IS:           THEN PRINCIPAL PLUS FOR LIFE:
OWNER IS:

1.  The Covered Person  The deceased owner's spouse        Does not continue  with respect to the LIA,
                                                           but  continues  with  respect to the GWA if
                                                           the  death  benefit  or the GWB is  greater
                                                           than zero.  We will  automatically  Step-Up
                                                           the GWB to equal the initial  death benefit
                                                           we  determine,  if  greater  than  the  GWB
                                                           prior to the death benefit.
                                                           Enters   the   settlement    phase   if   a
                                                           withdrawal   would   deplete  the  contract
                                                           value  to  zero,   and  the  GWB  is  still
                                                           greater than zero.
                                                           Continues to impose the Principal  Plus for
                                                           Life fee.
                                                           Continues to be eligible for any  remaining
                                                           Bonuses  and  Step-Ups,  but we will change
                                                           the  date  we  determine  and  apply  these
                                                           benefits  to  future  anniversaries  of the
                                                           date  we   determine   the  initial   death
                                                           benefit.  We will  permit the spouse to opt
                                                           out of the initial death  benefit  Step-Up,
                                                           if  any,  and  any  future  Step-Ups  if we
                                                           increase  the  rate of the  Principal  Plus
                                                           for Life fee at that time.

2.  The Covered Person    Not the deceased owner's   Continues  in the same manner as 1.,  except that
                          spouse                     Principal Plus for Life:
                                                           Does not  continue to be  eligible  for any
                                                           remaining Bonuses and Step-Ups,  other than
                                                           the  initial  Step-Up  of the GWB to  equal
                                                           the death benefit,  if greater than the GWB
                                                           prior to the death benefit.  We will permit
                                                           the  Beneficiary  to opt out of the initial
                                                           death  benefit  Step-Up,   if  any,  if  we
                                                           increase  the  rate of the  Principal  Plus
                                                           for Life fee at that time.

3.   Not   the          The deceased owner's spouse  Continues  in the same manner as 1.,  except that
Covered Person  (e.g.,                               Principal Plus for Life:
an owner other  than                                 Continues   with  respect  to  the  LIA  for  the
the  Covered Person)                                 Beneficiary.  If the LIA has not been  determined
                                                     prior to the  payment of any portion of the death
                                                     benefit,  we will determine the initial LIA on an
                                                     anniversary  of the date we  determine  the death
                                                     benefit after the Covered  Person has reached age
                                                     65.

IF  THE  DECEASED         AND THE BENEFICIARY IS:          THEN PRINCIPAL PLUS FOR LIFE:
OWNER IS:
4.   Not   the          Not   the   deceased   owner's     Continues  in the same manner as 1.,  except that
Covered Person  (e.g.,  spouse                       Principal Plus for Life:
an owner other  than
the  Covered Person)                                       Continues  with  respect to the LIA for the
                                                           Beneficiary.   If  the  LIA  has  not  been
                                                           determined  prior  to  the  payment  of any
                                                           portion  of  the  death  benefit,  we  will
                                                           determine    the    initial   LIA   on   an
                                                           anniversary  of the date we  determine  the
                                                           death benefit after the Covered  Person has
                                                           reached age 65.
                                                     Does  not   continue  to  be  eligible   for  any
                                                     remaining  Bonuses and  Step-Ups,  other than the
                                                     initial  Step-Up  of the GWB to equal  the  death
                                                     benefit,  if  greater  than the GWB  prior to the
                                                     death benefit.  We will permit the Beneficiary to
                                                     opt out of the initial death benefit Step-Up,  if
                                                     any,  if we  increase  the rate of the  Principal
                                                     Plus for Life fee at that time.


Death benefits during the settlement phase.


If you die during the settlement phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus for Life rider. If the Covered Person dies during the settlement phase, we reduce the LIA to zero. If the Beneficiary is the deceased owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the GWA. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.



TERMINATION


You may not terminate the Principal Plus for Life rider once it is in effect. However, Principal Plus for Life will terminate automatically upon the earliest of:

      a) the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the contract;

      b)    the date an Annuity Option under the contract begins;

      c)    the date the contract value, the GWB and the LIA all equal zero; or

      d)    termination of the contract.


PRINCIPAL PLUS FOR LIFE FEE



We charge an additional annual fee on each Contract Anniversary for Principal Plus for Life. The Principal Plus for Life fee is equal to 0.40% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the Principal Plus for Life fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the contract value. We do not deduct the Principal Plus for Life fee during Principal Plus for Life's settlement phase or after the Maturity Date once an Annuity Option under the contract begins.


WE RESERVE THE RIGHT TO INCREASE THE PRINCIPAL PLUS FOR LIFE FEE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN SUCH A SITUATION, THE PRINCIPAL PLUS FOR LIFE FEE WILL NEVER EXCEED 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, we will deduct a pro rata share of the Principal Plus for Life fee from the amount otherwise payable. We will determine the fee based on the Adjusted GWB. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the contract begins.



If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus for Life continues, we will determine the Adjusted GWB and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.


THE ADDITION OF PRINCIPAL PLUS FOR LIFE TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, PRINCIPAL PLUS FOR LIFE LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE PROSPECTUS. YOU SHOULD CAREFULLY CONSIDER EACH OF THESE FACTORS BEFORE DECIDING IF PRINCIPAL PLUS FOR LIFE IS SUITABLE FOR YOUR NEEDS, ESPECIALLY AT OLDER AGES.

WE ADD THE FOLLOWING TO THE FEDERAL TAX MATTERS - TAXATION OF ANNUITIES IN GENERAL SECTION OF THE PROSPECTUSES:


TAXATION OF PRINCIPAL PLUS FOR LIFE BENEFITS. Principal Plus for Life provides benefits that differ from those traditionally offered under variable annuity contracts. If this rider is in effect, the contract owner or his or her beneficiary may be entitled to take withdrawals under the Withdrawal Amount or Life Income Amount provisions of the rider even if the contract value is zero. Such withdrawals are treated as withdrawals for income tax purposes, and if the investment in the contract has been fully recovered, they are fully includible in income.


EXAMPLES

Example 1. Assume a single purchase payment of $100,000 at Covered Person's age 55, no additional purchase payments are made, withdrawals equal to the GWA are taken beginning in year 11. Also assume that the Contract Value is less than the GWB at the eligible Step-Up Dates, so there is no Step-Up and the Covered Person survives at least 31 years from issue.

                                                            GWB ON
CONTRACT  PURCHASE                  WITHDRAWAL             CONTRACT
  YEAR    PAYMENTS   GWA      LIA     TAKEN      BONUS    ANNIVERSARY
--------  --------  ------  ------  ----------   ------   -----------
At issue  $100,000     N/A     N/A  $        0   $    0   $   100,000
   1             0  $5,000     N/A           0    5,000       105,000
   2             0    5250     N/A           0    5,000       110,000
   3             0   5,500     N/A           0    5,000       115,000
   4             0   5,750     N/A           0    5,000       120,000
   5             0   6,000     N/A           0    5,000       125,000
   6             0   6,250     N/A           0    5,000       130,000
   7             0   6,500     N/A           0    5,000       135,000
   8             0   6,750     N/A           0    5,000       140,000
   9             0   7,000     N/A           0    5,000       145,000
   10            0   7,250     N/A           0    5,000       150,000
   11            0   7,500  $7,500       7,500        0       142,500
   12            0   7,500   7,500       7,500        0       135,000
   13            0   7,500   7,500       7,500        0       127,500
   14            0   7,500   7,500       7,500        0       120,000
   15            0   7,500   7,500       7,500        0       112,500

                                                            GWB ON
CONTRACT  PURCHASE                  WITHDRAWAL             CONTRACT
  YEAR    PAYMENTS   GWA      LIA     TAKEN      BONUS    ANNIVERSARY
--------  --------  ------  ------  ----------   ------   -----------
   20            0   7,500   7,500       7,500        0        75,000
   25            0   7,500   7,500       7,500        0        37,500
   30            0   7,500   7,500       7,500        0             0
   31+           0       0   7,500       7,500        0             0

Example 2. Assume an initial purchase payment of $100,000 at Covered Person's age 65, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the GWA is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the contract value at the end of year 3 is less than the GWB so there is no step-up.

                     GWA AFTER  LIA AFTER                           GWB ON
CONTRACT   PURCHASE   PURCHASE   PURCHASE  WITHDRAWAL              CONTRACT
  YEAR     PAYMENTS   PAYMENT    PAYMENT     TAKEN       BONUS    ANNIVERSARY
--------  ---------  ---------  ---------  ----------  ---------  -----------
At issue  $ 100,000        --         N/A  $        0  $       0  $   100,000
    1             0  $   5,000  $   5,000           0      5,000      105,000
    2        10,000      5,750      5,750           0      5,500      120,500
    3             0      6,025      6,025       6,025          0      114,475
    4             0      6,025      6,025           0      5,500      119,975
    5             0      6,025      6,025           0      5,500      125,475

Example 3. Assume a single purchase payment of $100,000 at age 63, no additional purchase payments are made, the GWB Steps-Up at the end of Contract Year 3, withdrawals equal to the GWA are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the GWA is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.

                                                     HYPOTHETICAL
                                                      CONTRACT
                                                       VALUE ON
                                                       CONTRACT
                   GWA AFTER  LIA AFTER               ANNIVERSARY    GWB ON
CONTRACT PURCHASE   PURCHASE   PURCHASE  WITHDRAWAL    PRIOR TO     CONTRACT
  YEAR   PAYMENTS   PAYMENT    PAYMENT     TAKEN       RIDER FEE   ANNIVERSARY
-------- --------  ---------  ---------  ----------  ------------  -----------
At issue $100,000  $      --  $      --  $       --  $         --  $   100,000
   1            0      5,000         --       5,000       102,000       95,000
   2            0      5,000         --       5,000       103,828       90,000
   3            0      5,000      4,500       5,000       105,781      105,781
   4            0      5,289      5,289       5,289        94,946      100,492
   5            0      5,289      5,289      10,000        79,898       79,898
   6            0      3,995      3,995


                       SUPPLEMENT DATED DECEMBER 12, 2005



Venture      333-70728, 333-70730
Venture III             333-70850

                                       14

NYVenture      33-79112, 33-46217
NYVenture III  333-83558

                                       15

                      SUPPLEMENT DATED DECEMBER 12, 2005 TO
                         PROSPECTUSES DATED MAY 2, 2005



This Supplement is intended to be distributed with certain Prospectuses dated May 2, 2005 for variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York as applicable. The prospectuses involved bear the title: "Wealthmark Variable Annuity," or "Wealthmark ML3 Variable Annuity." We refer to these prospectuses as the "Prospectuses".


THIS SUPPLEMENT CHANGES THE PROSPECTUSES AS FOLLOWS:


We have revised the Guaranteed Principal Plus optional benefit described in the Prospectuses, and, subject to state availability, offer a new optional benefit rider that we call "GUARANTEED PRINCIPAL PLUS FOR LIFE" or "GPP FOR LIFE." We will continue to make the Principal Plus optional benefit described in the Prospectuses available for purchase in states where approved for a limited period of time after we make the Guaranteed Principal Plus for Life optional benefit available in your state.


WE ADD THE FOLLOWING TO THE SUMMARY - CURRENTLY OFFERED OPTIONAL BENEFITS SECTION OF THE PROSPECTUSES:


Guaranteed Principal Plus for Life. We designed the Guaranteed Principal Plus for Life benefit to guarantee the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a "GUARANTEED WITHDRAWAL AMOUNT" (or "GWA") each year. The initial GWA equals 5% of a "GUARANTEED WITHDRAWAL BALANCE" (or "GWB"). The initial GWB equals your initial purchase payment for the contract, up to a $5 million maximum. You can withdraw the GWA each year until the GWB is depleted to zero. In addition, after you attain age 65, we will calculate a "LIFETIME INCOME AMOUNT" (or "LIA"). If you subsequently limit your annual withdrawals to the LIA, we will make the LIA benefit available to you for as long as you live, even after you have recovered your investments in the Contract, and even after your contract value reduces to zero.


The LIA will equal the GWA if you do not take any withdrawals until your Age 65 Contract Anniversary (i.e., the Contract Anniversary on or next following your 65th birthday), or if you purchase a contract after you attain age 65. If you purchase a contract for two or more owners, the LIA applies only to the life of the oldest owner.


Under Guaranteed Principal Plus for Life, you choose how much contract value to withdraw at any time. If your withdrawals (including any applicable withdrawal charges) exceed the GWA in any year, we may reduce the GWA that we guarantee for future withdrawals. Similarly, we may reduce the LIA that we guarantee for future lifetime benefit payments if your withdrawals (including any applicable withdrawal charges) exceed the LIA in any year after you attain age 65. (See "Effect of Withdrawals" beginning on page 4 of this supplement). We will pay withdrawal benefits automatically in certain circumstances that we describe in the "Settlement Phase" and "Lifetime Distribution Payments" sections. beginning on page 9 of this supplement.


YOU COULD LOSE BENEFITS IF YOUR ANNUAL WITHDRAWALS EXCEED THE GWA OR LIA. THE LIA MAY BE LESS THAN THE GWA IF YOU TAKE ANY WITHDRAWALS BEFORE YOUR AGE 65 CONTRACT ANNIVERSARY. YOU WILL LOSE THE LIA IF YOUR WITHDRAWALS BEFORE THE AGE 65 CONTRACT ANNIVERSARY DEPLETE YOUR CONTRACT VALUE AND ANY REMAINING GWB TO ZERO.


We reduce the GWB each time you take a withdrawal. On the Contract Anniversary on or after you reach 65, or if you are 65 or older at the time of purchase, the LIA will equal 5% of the GWB at that time. We will increase the GWB by a Bonus if you choose not to make any withdrawals at all during certain contract years. Depending on market performance, we may also increase or "Step-Up" the GWB on certain dates. You may also increase the amounts we guarantee by making additional purchase payments that we accept. WE IMPOSE SPECIAL LIMITS ON ADDING PURCHASE PAYMENTS AFTER THE INITIAL PURCHASE PAYMENT FOR CONTRACTS ISSUED WITH GUARANTEED PRINCIPAL PLUS FOR LIFE. (See "Additional Purchase Payments" beginning on page 6.)

IF YOU ELECT TO PURCHASE GUARANTEED PRINCIPAL PLUS FOR LIFE, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE WITH THIS BENEFIT. WE ALSO RESERVE THE RIGHT TO IMPOSE ADDITIONAL RESTRICTIONS ON INVESTMENT OPTIONS AT ANY TIME. If we do impose additional restrictions, any amounts you allocated to a permitted investment option will not be affected by the restriction as long as it remains in that investment option. (We describe the currently available investment options for contracts issued with Guaranteed Principal Plus for Life on page 6 of this Supplement.)



Guaranteed Principal Plus for Life is available only at contract issue and cannot be revoked once elected. Guaranteed Principal Plus for Life is not available for qualified contracts if you are over age 80. For a full description of Guaranteed Principal Plus for Life, including benefits and limitations, see "Optional Benefits."


WE ADD THE FOLLOWING TO THE FEE TABLES SECTION OF THE PROSPECTUSES:

FEES DEDUCTED FROM CONTRACT VALUE FOR CURRENTLY OFFERED OPTIONAL BENEFITS

Guaranteed Principal Plus for Life (as a percentage of the Adjusted GWB)#
      Maximum fee                                                          0.75%#
      Current fee                                                          0.40%#

# The current charge is 0.40%. We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value. The charge is deducted on an annual basis from the contract value.

WE ADD THE FOLLOWING TO THE OPTIONAL BENEFITS SECTION OF THE PROSPECTUSES:

GUARANTEED PRINCIPAL PLUS FOR LIFE




DEFINITIONS. We use the following definitions to describe how Guaranteed Principal Plus for Life works:


Guaranteed Withdrawal             The total amount we guarantee to be available for future
        Balance                   periodic withdrawals during the accumulation period.
         "GWB"                    The initial GWB is equal to your initial purchase payment , up to the maximum GWB.
                                  The maximum GWB at any time is $5,000,000.

Guaranteed Withdrawal Amount      The amount we guarantee to be available each contract year
         "GWA"                    for withdrawal during the accumulation period until the GWB is depleted.
                                  The initial GWA is equal to 5% of the initial GWB.
                                  The maximum GWA at any time is $250,000.

       Covered Person             The person whose life we use to determine the duration of the
                                  LIA payments.
                                  The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural owner.

     Life Income Amount           The amount we  guarantee  to be available  each  contract  year
           "LIA"                  for  withdrawal  during the  accumulation  period after the Age
                                  65 Contract  Anniversary  and while the Covered  Person remains alive as an owner or annuitant of the contract.
                                  We   determine   the   initial  LIA  on  the  Age  65  Contract
                                  Anniversary (or the date you purchase the benefit, if later.)
                                  The  initial  LIA is equal to 5% of the GWB at the time we make our determination.

Age 65 Contract Anniversary   The  Contract  Anniversary  on,  or next  following,  the  date the
                              Covered Person attains age 65.

           Reset              A reduction of guaranteed  amounts resulting from our recalculation of the GWB,  GWA or LIA.  We may Reset  guaranteed  amounts if your annual withdrawals of contract value exceed the GWA or LIA.

          Step-Up             An increase of guaranteed  amounts resulting from our recalculation of the GWB,  GWA or LIA on  certain  anniversary  dates to  reflect market performance that exceeds previously calculated benefits.


For purposes of the following description of Guaranteed Principal Plus for Life, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

OVERVIEW.

The optional Guaranteed Principal Plus for Life rider provides a guaranteed minimum withdrawal benefit during the accumulation period. We designed the Guaranteed Principal Plus for Life rider to guarantee the return of your investments in the contract, as long as you limit your withdrawals each Contract Year during the accumulation period to a "Guaranteed Withdrawal Amount" or "GWA." On the Age 65 Contract Anniversary, or at issue if the Covered Person is already 65 or older, we calculate a "Lifetime Income Amount" or "LIA." If you subsequently limit your annual withdrawals to the LIA, Guaranteed Principal Plus for Life guarantees that we will make the LIA benefit available to you, as long as that Covered Person is alive and an owner or annuitant under the contract, even after you have recovered your investments in the contract and even if your contract value reduces to zero.




We provide additional information about Guaranteed Principal Plus for Life in the following sections:


      Effect of Withdrawals - describes how the actual amount you choose to withdraw in any Contract Year affects certain features of Guaranteed Principal Plus for Life. SINCE THE BENEFIT OF GUARANTEED PRINCIPAL PLUS FOR LIFE IS ACCESSED THROUGH WITHDRAWALS, GUARANTEED PRINCIPAL PLUS FOR LIFE MAY NOT BE APPROPRIATE FOR OWNERS WHO DO NOT FORESEE A NEED FOR LIQUIDITY AND WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. PRIOR TO ELECTING GUARANTEED PRINCIPAL PLUS FOR LIFE, YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH GUARANTEED PRINCIPAL PLUS FOR LIFE.


      Bonus Qualification and Effect - describes how the amounts we guarantee may increase by a bonus in certain years if you make no withdrawals during those Contract Years.

      Step-Up of GWB, GWA and LIA - describes how we may increase the GWB, GWA and/or LIA on certain dates to reflect favorable market performance.

      Additional Purchase Payments - describes how you may increase the GWB, GWA and/or LIA by making additional purchase payments, and the special limitations we impose on the payments that we will accept.

      Investment Options - describes the special limitations we impose in the investment options we make available.

      Life Expectancy Distributions - describes our special program to provide minimum distribution amounts required under certain sections of the Code.


      Settlement Phase - describes the special circumstances that will apply if a withdrawal reduces the contract value to zero.


      Death Benefits - describes how Guaranteed Principal Plus for Life affects the death benefits provided under your contract.

      Termination - describes when Guaranteed Principal Plus for Life benefits end.

      Guaranteed Principal Plus for Life fee - provides further information on the fee we charge for this benefit.





You may elect Guaranteed Principal Plus for Life at the time the contract is issued, provided:

      Guaranteed Principal Plus for Life is available for sale in the state where the contract is sold;


      you limit your investment of purchase payments and contract value to the investment options we make available with Guaranteed Principal Plus for Life; and


      you have not yet attained age 81 (for Qualified contracts only).


We reserve the right to accept or refuse to issue Guaranteed Principal Plus for Life at our sole discretion. Once you elect Guaranteed Principal Plus for Life, its effective date will be the Contract Date and it is irrevocable. We charge an additional fee for Guaranteed Principal Plus for Life and reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value. (See "Guaranteed Principal Plus for Life Fee.")



EFFECT OF WITHDRAWALS



We decrease the GWB each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the GWA, we will decrease the GWB by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), we will automatically Reset the GWB to equal the lesser of:


      (a)   the contract value immediately after the withdrawal; or

      (b) the GWB immediately prior to the withdrawal minus the amount of the withdrawal.




Each time we Reset the GWB, we also recalculate the GWA. The GWA will equal the lesser of (a) the GWA prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new GWB value. After the Age 65 Contract Anniversary, we also will recalculate the LIA if a withdrawal causes total withdrawals during a Contract Year to exceed the LIA (or if total withdrawals during a Contract Year have already exceeded the LIA). In that case, the LIA will equal the lesser of (a) the LIA prior to the withdrawal or (b) 5% of the greater of the contract value immediately after the withdrawal or the new GWB value.

In certain circumstances, however, we will not Reset the GWB, GWA and/or the LIA, even where a withdrawal would exceed the GWA and/or LIA for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us. (See "Life Expectancy Distributions.")


We do not change your GWA when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the GWA. Similarly, we do not change your LIA when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the LIA. If you take any withdrawals prior to the Contract Year in which the Covered Person attains age 65, the initial amount of the LIA may be less than the GWA. Although you may continue to take withdrawals up to the GWA after the Age 65 Contract Anniversary without reduction of the GWA benefit (as long as there is a positive GWB value) your LIA benefit may be reduced if the amount you withdraw exceeds the LIA. You could eventually lose any benefit based on the LIA if you continue to take withdrawals in excess of the LIA. If your withdrawals (including any applicable withdrawal charges) are less than the full GWA available in any Contract Year, the remaining GWA cannot be carried forward to the next Contract Year.

The Guaranteed Principal Plus for Life benefit enters a "Settlement Phase" if a withdrawal less than or equal to the GWA reduces the contract value to zero but either the GWB or the LIA immediately after the withdrawal is greater than zero (See "Settlement Phase"). The Guaranteed Principal Plus for Life benefit terminates if the contract value, GWB and LIA immediately after a withdrawal are all equal to zero (See "Rider Fee" and "Termination.")


If your annual withdrawals exceed the GWA, we will recalculate amounts we guarantee for future withdrawals. We may Reset GWB, GWA and LIA values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your purchase payments and may reduce or eliminate future GWA and LIA values. Withdrawals in excess of the LIA may reduce or eliminate future LIA values.


BONUS QUALIFICATION AND EFFECT


We will increase the GWB at the end of each Contract Year during Guaranteed Principal Plus for Life's Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80. Each time you qualify for a Bonus, we will increase the GWB:



      by an amount equal to 5% of total purchase payments to the contract if you did not previously Step-Up the GWB and/or we did not previously Reset the GWB (see "Effects of Withdrawals" below), otherwise by an amount equal to 5% of the GWB immediately after the latest Step-Up or Reset, increased by any purchase payments received since such latest Step-Up or Reset.

Each time we apply a bonus to the GWB, we will also recalculate the GWA and the LIA. The GWA will equal the greater of GWA prior to the bonus or 5% of the GWB after the bonus. The LIA will equal the greater of the LIA prior to the bonus or 5% of the GWB after the bonus.

Bonuses, when applied, will increase the GWB and may increase the GWA and the LIA.


STEP-UP OF GWB, GWA AND LIA



If the contract value on any Step-Up Date is greater than the GWB on that date, we will automatically increase ("Step-Up") the GWB to equal the contract value (subject to the maximum GWB limit of $5 million). Each time we apply a Step-Up, we will also recalculate the GWA, the LIA, and the Rider Fee (See "Guaranteed Principal Plus for Life Fee.") The GWA will equal the greater of the GWA prior to the Step-Up or 5% of the new GWB value after the Step-Up and the LIA will equal the greater of the LIA prior to the Step-Up or 5% of the new GWB value after the Step-Up. We also reserve the right to increase the rate of the Guaranteed Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up. (See "Guaranteed Principal Plus for Life Fee.") The Step-Up Dates are every 3rd (e.g. 3rd, 6th, 9th ...etc.) Contract Anniversary after the Contract Date, up to and including the 30th Contract Anniversary while the Guaranteed Principal Plus for Life Benefit is in effect.


If you decline an automatic Step-Up, you will have the option to elect to Step-Up the GWB (as well as the GWA and LIA) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the GWB, we will thereafter resume automatic Step-Ups.

Step-ups will increase the GWB and may increase the GWA and the LIA.

ADDITIONAL PURCHASE PAYMENTS


Effect of Additional Purchase Payments. We will increase the total GWB by the amount of each additional purchase payment we accept (subject to the maximum GWB limit of $5 million). In addition, we will recalculate the GWA and the LIA and usually increase it:



      in the case of the GWA, to equal the lesser of:



            (a) 5% of the GWB immediately after the purchase payment; or



            (b) the GWA immediately prior to the purchase payment plus an amount equal to 5% of the purchase payment, and



We will not change the GWA or the LIA if the recalculated amount is less than the GWA or LIA, as the case may be, before the additional purchase payment.



Additional purchase payments, if accepted, will increase the GWB and may increase the GWA and the LIA.


Purchase payment limits, in general. You must obtain our prior approval if the contract value immediately following an additional purchase payment would exceed $1,000,000. We do not permit additional purchase payments during a contract's "settlement phase," as described below. Other limitations on additional payments may vary by state.


Special purchase payment limits on "non-qualified" contracts. If we issue your contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make purchase payments:


            on or after the first Contract Anniversary, without our prior approval, we will not accept an additional purchase payment if your total payments after the first Contract Anniversary exceed $100,000.


Special purchase payment limits on "qualified" contracts. If we issue your contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make purchase payments:


            on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your contract after you become age
            65), without our prior approval, we will not accept an additional purchase payment if your total payments after the first Contract Anniversary exceed $100,000,

            for the year that you become age 70 1/2 and for any subsequent years, if your contract is issued in connection with an IRA, we will only accept a purchase payment that qualifies as a "rollover contribution," but we will not accept any purchase payment after the oldest owner becomes age 81.

You should consult with a qualified tax advisor prior to electing Guaranteed Principal Plus for Life for further information on tax rules affecting Qualified Contracts, including IRAs.


General right of refusal. WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT. We waive this right for additional payments before the Age 65 Contract Anniversary that are permitted to contracts issued in connection with tax qualified retirement plans, including IRAs.



INVESTMENT OPTIONS


While Guaranteed Principal Plus for Life is in effect, under our current rules you must invest 100% of your contract value at all times among the Scudder Strategic Asset Management and Scudder Money Market Portfolio investment options currently available with Guaranteed Principal Plus for Life (see "Scudder Strategic Asset Management and Scudder Money Market Portfolio Investment Options Available with Guaranteed Principal Plus for Life," below.)

Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS - Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All investment options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE WITH GUARANTEED PRINCIPAL PLUS FOR LIFE IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

Scudder Strategic Asset Management and Scudder Money Market Portfolio Investment Options Available with Guaranteed Principal Plus for Life. You may allocate your contract value to any one, or any combination, of the Scudder Money Market or the Scudder Strategic Asset Management Portfolio investment options currently available with Guaranteed Principal Plus for Life and you may also use our Dollar Cost Averaging ("DCA") program from the any available DCA fixed account investment option in connection with your selected investment options.

The Scudder Strategic Asset Management and Scudder Money Market Portfolio investment options currently available with Guaranteed Principal Plus for Life are the same as those available with Guaranteed Principal Plus. See the "Scudder Strategic Asset Management and Scudder Money Market Portfolio Investment Options Available with Guaranteed Principal Plus" section of the Prospectus.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an investment option, we will not allow transfers into the restricted investment option and you may not allocate purchase payments to the restricted investment option after the date of the restriction. Any amounts you allocated to an investment option before we imposed restrictions will not be affected by such restrictions as long as it remains in that investment option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the contract.

We also reserve the right to limit the actual percentages you may allocate to certain investment options, to require that you choose certain investment options in conjunction with other investment options, to limit your ability to transfer between existing investment options and/or to require you to periodically rebalance existing variable investment accounts to the percentages we require.


IF YOU ELECT TO PURCHASE PRINCIPAL PLUS FOR LIFE YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE WITH THIS BENEFIT.



LIFE EXPECTANCY DISTRIBUTIONS


You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). For purposes of Guaranteed Principal Plus for Life, withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:

      -     pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or
            Section 72(t)(2)(A)(iv) upon the request of the owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

      - pursuant to Code Section 72(s)(2) upon the request of the owner (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

      - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

WE BASE OUR "LIFE EXPECTANCY" CALCULATIONS ON OUR UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW APPLICABLE TO PRE-59 1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR PRIOR TO ELECTING GUARANTEED PRINCIPAL PLUS FOR LIFE.

Each withdrawal under our Life Expectancy Distribution program will reduce your contract value and your GWB. We will not, however, Reset your GWB, GWA or LIA if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the GWA or LIA, as applicable.


WE WILL NOT MAKE ANY FURTHER WITHDRAWALS UNDER OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM IF BOTH THE CONTRACT VALUE AND THE GWB ARE DEPLETED TO ZERO. WE WILL MAKE DISTRIBUTIONS AS PART OF THE CONTRACT'S "SETTLEMENT PHASE," HOWEVER, IF THE LIA IS GREATER THAN ZERO AND THE COVERED PERSON IS LIVING AT THAT TIME.


We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as excess withdrawals and will not Reset the GWB, GWA or LIA.

No Loans under 403(b) plans. The loan privilege described in the Prospectus for contracts issued in connection with certain Section 403(b) plans is NOT available if you elect Guaranteed Principal Plus for Life.


SETTLEMENT PHASE



We automatically make settlement payments during Guaranteed Principal Plus for Life's "settlement phase." The "settlement phase" begins if you make a withdrawal that, together with all other withdrawals during the Contract Year, is equal to or less than the GWA, but the withdrawal reduces the contract value to zero and either the GWB or the LIA immediately after the withdrawal is still greater than zero. During this phase, the contract will continue but all other rights and benefits under the contract, including death benefits and any additional riders, terminate. We will not accept additional purchase payments and we will not deduct any charge for the Guaranteed Principal Plus for Life benefit during the settlement phase.



At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies:






      You may choose an amount that is no greater than, or equal to, the GWA if the GWB is greater than zero at the beginning of the settlement phase. We reduce any remaining GWB each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the GWB reduces to zero. After that, we will make settlement payments to you each Contract Year during the Cover Person's lifetime in an amount that is equal to any remaining LIA value. Keep in mind that in certain circumstances the LIA may be less than the GWA, and under those circumstances your choice of an amount in excess of the LIA could result in a reduction of the LIA. (See "Effect of Withdrawals")


      You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect and the GWB is greater than zero at the beginning of the settlement phase. If you do, we will reduce any remaining GWB each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the GWB reduces to zero. (See "Life Expectancy Distributions.) After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining LIA value.

      We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the LIA if there is no remaining GWB at the beginning of the settlement phase. If the Covered Person is alive when the GWB is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the LIA.

      After the Age 65 Contract Anniversary, if you choose to receive a settlement payment that is in excess of the LIA, we will recalculate the LIA in the same manner as a withdrawal that exceeds the LIA (see "Effect of Withdrawals," above). We do not recalculate the LIA, however, if you receive distribution payments under the Life Expectancy Distribution program.


DEATH BENEFITS



Death benefits before the settlement phase. If any owner dies during the Accumulation Period but before the settlement phase, Guaranteed Principal Plus for Life will end if the Beneficiary takes the death benefit provided under the terms of the contract as a lump sum. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:



IF  THE  DECEASED         AND THE BENEFICIARY IS:      THEN GUARANTEED PRINCIPAL PLUS FOR LIFE:
OWNER IS:
1.  The Covered Person    The deceased owner's spouse     Does not continue  with respect to the LIA,
                                                          but  continues  with  respect to the GWA if
                                                          the  death  benefit  or the GWB is  greater
                                                          than zero.  We will  automatically  Step-Up
                                                          the GWB to equal the initial  death benefit
                                                          we  determine,  if  greater  than  the  GWB
                                                          prior to the death benefit.
                                                          Enters   the   settlement    phase   if   a
                                                          withdrawal   would   deplete  the  contract
                                                          value  to  zero,   and  the  GWB  is  still
                                                          greater than zero.
                                                          Continues   to   impose   the    Guaranteed
                                                          Principal Plus for Life fee.
                                                          Continues to be eligible for any  remaining
                                                          Bonuses  and  Step-Ups,  but we will change
                                                          the  date  we  determine  and  apply  these
                                                          benefits  to  future  anniversaries  of the
                                                          date  we   determine   the  initial   death
                                                          benefit.  We will  permit the spouse to opt
                                                          out of the initial death  benefit  Step-Up,
                                                          if  any,  and  any  future  Step-Ups  if we
                                                          increase   the   rate  of  the   Guaranteed
                                                          Principal Plus for Life fee at that time.

2.  The Covered Person    Not the deceased owner's        Continues  in the same manner as 1.,  except that
                          spouse                          Guaranteed Principal Plus for Life:
                                                                Does not  continue to be  eligible  for any
                                                                remaining Bonuses and Step-Ups,  other than
                                                                the  initial  Step-Up  of the GWB to  equal
                                                                the death benefit,  if greater than the GWB
                                                                prior to the death benefit.  We will permit
                                                                the  Beneficiary  to opt out of the initial
                                                                death  benefit  Step-Up,   if  any,  if  we
                                                                increase   the   rate  of  the   Guaranteed
                                                                Principal Plus for Life fee at that time.

3.   Not   the   Covered  The deceased owner's spouse     Continues  in the same manner as 1.,  except that
Person  (e.g.,  an owner                                  Guaranteed Principal Plus for Life:
other  than the  Covered                                  Continues   with  respect  to  the  LIA  for  the
Person)                                                   Beneficiary.  If the LIA has not been  determined
                                                          prior to the  payment of any portion of the death
                                                          benefit,  we will determine the initial LIA on an
                                                          anniversary  of the date we  determine  the death
                                                          benefit after the Covered  Person has reached age
                                                          65.

4.   Not   the   Covered  Not   the   deceased   owner's  Continues  in the same manner as 1.,  except that
Person  (e.g.,  an owner  spouse                          Guaranteed Principal Plus for Life:
other  than the  Covered
Person)                                                         Continues  with  respect to the LIA for the
                                                                Beneficiary.   If  the  LIA  has  not  been
                                                                determined  prior  to  the  payment  of any
                                                                portion  of  the  death  benefit,  we  will
                                                                determine    the    initial   LIA   on   an
                                                                anniversary  of the date we  determine  the
                                                                death benefit after the Covered  Person has
                                                                reached age 65.
                                                                Does not  continue to be  eligible  for any
                                                                remaining Bonuses and Step-Ups,  other than
                                                                the  initial  Step-Up  of the GWB to  equal
                                                                the death benefit,  if greater than the GWB
                                                                prior to the death benefit.  We will permit
                                                                the  Beneficiary  to opt out of the initial
                                                                death  benefit  Step-Up,   if  any,  if  we
                                                                increase   the   rate  of  the   Guaranteed
                                                                Principal Plus for Life fee at that time.


Death benefits during the settlement phase.


If you die during the settlement phase, the only death benefits we provide are the remaining settlement payments that may become due under the Guaranteed Principal Plus for Life rider. If the Covered Person dies during the settlement phase, we reduce the LIA to zero. If the Beneficiary is the deceased owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the GWA. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.



TERMINATION


You may not terminate the Guaranteed Principal Plus for Life rider once it is in effect. However, Guaranteed Principal Plus for Life will terminate automatically upon the earliest of:

      a) the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the contract;

      b)    the date an Annuity Option under the contract begins;

      c)    the date the contract value, the GWB and the LIA all equal zero; or

      d)    termination of the contract.


GUARANTEED PRINCIPAL PLUS FOR LIFE FEE



We charge an additional annual fee on each Contract Anniversary for Guaranteed Principal Plus for Life. The Guaranteed Principal Plus for Life fee is equal to 0.40% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the Guaranteed Principal Plus for Life fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the contract value. We do not deduct the Guaranteed Principal Plus for Life fee during Guaranteed Principal Plus for Life's settlement phase or after the Maturity Date once an Annuity Option under the contract begins.


WE RESERVE THE RIGHT TO INCREASE THE GUARANTEED PRINCIPAL PLUS FOR LIFE FEE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN SUCH A SITUATION, THE GUARANTEED PRINCIPAL PLUS FOR LIFE FEE WILL NEVER EXCEED 0.75%.


If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, we will deduct a pro rata share of the Guaranteed Principal Plus for Life fee from the amount otherwise payable. We will determine the fee based on the Adjusted GWB. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the contract begins.



If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Guaranteed Principal Plus for Life continues, we will determine the Adjusted GWB and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.



THE ADDITION OF GUARANTEED PRINCIPAL PLUS FOR LIFE TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, GUARANTEED PRINCIPAL PLUS FOR LIFE LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE PROSPECTUS. YOU SHOULD CAREFULLY CONSIDER EACH OF THESE FACTORS BEFORE DECIDING IF GUARANTEED PRINCIPAL PLUS FOR LIFE IS SUITABLE FOR YOUR NEEDS, ESPECIALLY AT OLDER AGES.

WE ADD THE FOLLOWING TO THE FEDERAL TAX MATTERS - TAXATION OF ANNUITIES IN GENERAL SECTION OF THE PROSPECTUSES:

TAXATION OF GUARANTEED PRINCIPAL PLUS FOR LIFE BENEFITS. Guaranteed Principal Plus for Life provides benefits that differ from those traditionally offered under variable annuity contracts. If this rider is in effect, the contract owner or his or her beneficiary may be entitled to take withdrawals under the Guaranteed Withdrawal Amount or Life Income Amount provisions of the rider even if the contract value is zero. Such withdrawals are treated as withdrawals for income tax purposes, and if the investment in the contract has been fully recovered, they are fully includible in income.

EXAMPLES

Example 1. Assume a single purchase payment of $100,000 at Covered Person's age 55, no additional purchase payments are made, withdrawals equal to the GWA are taken beginning in year 11. Also assume that the Contract Value is less than the GWB at the eligible Step-Up Dates, so there is no Step-Up and the Covered Person survives at least 31 years from issue.

                                                          GWB ON
CONTRACT  PURCHASE                  WITHDRAWAL           CONTRACT
 YEAR     PAYMENTS   GWA     LIA       TAKEN    BONUS   ANNIVERSARY
--------  --------  ------  ------  ----------  ------  -----------
At issue  $100,000     N/A     N/A  $        0  $    0  $   100,000
   1             0  $5,000     N/A           0   5,000      105,000
   2             0    5250     N/A           0   5,000      110,000
   3             0   5,500     N/A           0   5,000      115,000
   4             0   5,750     N/A           0   5,000      120,000
   5             0   6,000     N/A           0   5,000      125,000
   6             0   6,250     N/A           0   5,000      130,000
   7             0   6,500     N/A           0   5,000      135,000
   8             0   6,750     N/A           0   5,000      140,000
   9             0   7,000     N/A           0   5,000      145,000
   10            0   7,250     N/A           0   5,000      150,000
   11            0   7,500  $7,500       7,500       0      142,500
   12            0   7,500   7,500       7,500       0      135,000
   13            0   7,500   7,500       7,500       0      127,500
   14            0   7,500   7,500       7,500       0      120,000
   15            0   7,500   7,500       7,500       0      112,500
   20            0   7,500   7,500       7,500       0       75,000
   25            0   7,500   7,500       7,500       0       37,500
   30            0   7,500   7,500       7,500       0            0
   31+           0       0   7,500       7,500       0            0

Example 2. Assume an initial purchase payment of $100,000 at Covered Person's age 65, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the GWA is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the contract value at the end of year 3 is less than the GWB so there is no step-up.

                    GWA AFTER  LIA AFTER                        GWB ON
CONTRACT  PURCHASE  PURCHASE   PURCHASE   WITHDRAWAL            CONTRACT
  YEAR    PAYMENTS   PAYMENT    PAYMENT     TAKEN      BONUS   ANNIVERSARY
--------  --------  ---------  ---------  ----------  -------  ------------
At issue  $100,000         --        N/A  $        0  $     0  $    100,000
    1            0  $   5,000  $   5,000           0    5,000       105,000
    2       10,000      5,750      5,750           0    5,500       120,500
    3            0      6,025      6,025       6,025        0       114,475
    4            0      6,025      6,025           0    5,500       119,975
    5            0      6,025      6,025           0    5,500       125,475

Example 3. Assume a single purchase payment of $100,000 at age 63, no additional purchase payments are made, the GWB Steps-Up at the end of Contract Year 3, withdrawals equal to the GWA are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the GWA is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.

                                                      HYPOTHETICAL
                                                        CONTRACT
                                                        VALUE ON
                                                        CONTRACT
                    GWA AFTER  LIA AFTER              ANNIVERSARY     GWB ON
CONTRACT  PURCHASE  PURCHASE   PURCHASE   WITHDRAWAL    PRIOR TO     CONTRACT
  YEAR    PAYMENTS   PAYMENT    PAYMENT     TAKEN       RIDER FEE   ANNIVERSARY
--------  --------  ---------  ---------  ----------  ------------  ------------
At issue  $100,000  $      --  $      --  $       --  $         --  $    100,000
   1             0      5,000         --       5,000       102,000        95,000
   2             0      5,000         --       5,000       103,828        90,000
   3             0      5,000      4,500       5,000       105,781       105,781
   4             0      5,289      5,289       5,289        94,946       100,492
   5             0      5,289      5,289      10,000        79,898        79,898
   6             0      3,995      3,995


             SUPPLEMENT DATED DECEMBER 12, 2005



Wealthmark                 333-70728, 333-70730
Wealthmark ML3             333-70850
NYWealthmark               33-79112, 33-46217
NYWealthmark ML3           333-83558
                                                  JH-3603

                                     PART B



                            INFORMATION REQUIRED IN A



                       STATEMENT OF ADDITIONAL INFORMATION



      (included in Registrants Form N-4, File No 033-79112, filed on April
                 29, 2005 and incorporated by reference herein)

                                     PART C

                                OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

  DATE OF CHANGE                       OLD NAME                                             NEW NAME
  --------------                       --------                                             --------
October 1, 1997      FNAL Variable Account                             The Manufacturers Life Insurance Company of New York
                                                                       Separate Account A
October 1, 1997      First North American Life Assurance Company       The Manufacturers Life Insurance Company of New York
November 1, 1997     NAWL Holding Co., Inc.                            Manulife-Wood Logan Holding Co., Inc.
September 24, 1999   Wood Logan Associates, Inc.                       Manulife Wood Logan, Inc
January 1, 2005      The Manufacturers Life Insurance Company of New   John Hancock Life Insurance Company of New York
                     York Separate Account A                           Separate Account A
January 1, 2005      The Manufacturers Life Insurance Company of New   John Hancock Life Insurance Company of New York
                     York                                              Separate Account A.

[UPDATE BELOW?]

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

                                    * * * * *

Item 24.  Financial Statements and Exhibits

      (a)   Financial Statements

            (1) Financial Statements of the Registrant, John Hancock Life Insurance Company of New York Separate Account A (Part B of the registration statement). Incorporated by reference to Post-Effective Amendment No. 20, on Form N-4 , file No 033-79112, filed April 29, 2005.

            (2) Financial Statements of the Depositor, John Hancock Life Insurance Company of New York (Part B of the registration statement). Incorporated by reference to Post-Effective Amendment No. 20, on Form N-4 , file No 033-79112, filed April 29, 2005.

      (b)   Exhibits

            (1)   (a)   Resolution of the Board of Directors of First North
                        American Life Assurance Company establishing the FNAL
                        Variable Account - incorporated by reference to Exhibit
                        (b)(1)(a) to Form N-4, File No. 33-46217 filed February
                        25, 1998.

                  (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - incorporated by reference to Exhibit
                        (b)(1)(b) to Form N-4, File No. 33-46217 filed February 25, 1998.

                  (c) Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E - incorporated by reference to Exhibit (b)(1)(c) to Form N-4, File No. 33-46217 filed February 25, 1998.

            (2) Agreements for custody of securities and similar investments - Not Applicable.

            (3)   (a)   Form of Underwriting and Distribution
                        Agreement-Incorporated by reference to Exhibit (b) (2) to post-effective amendment no. 12 to this registration statement filed March 1, 2002 ("Post-Effective Amendment no. 12")

                  (b) Form of Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufacturers Securities Services, LLC (Underwriter), and General Agents - incorporated by reference to Exhibit (3)(b) to Post-Effective Amendment no. 12.

            (4)   (a)   (i)   Form of Specimen Flexible Purchase Payment
                              Individual Deferred Combination Fixed and Variable
                              Annuity Contract, Non-Participating (v24) - previously filed as Exhibit (b)(4)(a) to post-effective amendment no. 4 to Registrant's
                              Registration Statement on Form N-4, File
                              No.33-79112, dated March 2, 1998.

                        (ii) Form of Specimen Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v9) - incorporated by reference to Exhibit (b)(4) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4, File No. 33-46217, dated February 25, 1998.

                  (b)   (i)   Specimen Endorsements to Contract (v24) - (i)
                              ERISA Tax-Sheltered Annuity, (ii) Tax-Sheltered
                              Annuity, (iii) Qualified Plan Endorsement Section
                              401 Plans, (iv) Simple Individual Retirement
                              Annuity, (v) Unisex Benefits and Payments, (vi)
                              Individual Retirement Annuity - previously filed as Exhibit (b)(4)(b) to post-effective amendment no. 5 to Registrant's Registration Statement on
                              Form N-4 File, No.33-79112, filed April 29, 1998.

                        (ii) Specimen Death Benefit Endorsement (v9) - previously filed as Exhibit (b)(4)(i) to post-effective amendment no. 5 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed April 30, 1996.

                        (iii) Specimen Death Benefit Endorsement (v9) -
                              previously filed as Exhibit (b)(3)(iii) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 28, 1997.

                        (iv) Roth Individual Retirement Annuity Endorsement - previously filed as Exhibit (b)(3)(iv) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed April 29, 1999.

                        (v) Payment Enhancement Annuity Endorsement - previously filed as Exhibit (b)(3)(v) to post-effective amendment no.1 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed April 25, 2001.

            (5)   (a)   (i)   Form of Specimen Application for Flexible Purchase
                              Payment Individual Deferred Combination Fixed and
                              Variable Annuity Contract, Non-Participating (v24)
                              - previously filed as Exhibit (b)(5)(a)(i) to post-effective amendment no. 8 to Registrant's
                              Registration Statement on Form N-4 File,
                              No.33-79112, filed February 25, 2000.

                        (ii) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v9)
                              - previously filed as Exhibit (b)(5) to
                              post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

            (6)   (a)   (i)   Declaration of Intention and Charter of First
                              North American Life Assurance Company -
                              incorporated by reference to Exhibit (b)(6)(a)(i) to post-effective amendment no. 7 to Registrant's
                              Registration Statement on Form N-4 File,
                              No.33-46217, filed February 25, 1998.

                        (ii) Certificate of Amendment of the Declaration of Intention and Charter of First North American Life Assurance Company - incorporated by reference to Exhibit (b)(6)(a)(ii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                        (iii) Certificate of Amendment of the Declaration of
                              Intention and Charter of The Manufacturers Life Insurance Company of New York - incorporated by reference to

                              Exhibit (b)(6)(a)(iii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                  (b) By-laws of The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit
                        (b)(3)(c) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

            (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

            (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                  (a) Administrative Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company (U.S.A.) - incorporated by reference to Exhibit (8) (a) to Post-Effective Amendment no. 12.

                  (b) Investment Services Agreement between The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit 1(A)(8)(c) to pre-effective amendment no. 1 to The Manufacturers Life Insurance Company of New York Separate Account B Registration Statement on Form S-6, filed March 16, 1998.

            (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered (June 28, 1994) - previously filed as Exhibit (b)(9) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No. 33-79112, filed March 2, 1999.

            (10) Written consent of Ernst & Young LLP, independent auditors - Incorporated by reference to Exhibit(b)(10) to post-effective amendment no. 20, to Form N-4, file number 033-79112, filed April 29, 2005

            (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

            (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - Not Applicable.

            (13) Schedules of computations - Incorporated by reference to Exhibit (b)(13) to post effective amendment no. 2 to Form N-4, file number 33-76162 filed March 1, 1996.

            (14)  (a)   Power of Attorney - The Manufacturers Life Insurance
                        Company of New York Directors is incorporated by reference to exhibit 7 to pre-effective amendment no. 1 to The Manufacturers Life Insurance Company of New York
                        Separate Account B Registration Statement on Form S-6, filed March 16, 1998.

                  (b) Power of Attorney, James O'Malley and Thomas Borshoff - previously filed as Exhibit (b)(14)(b) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No. 33-79112, filed March 2, 1999.

                  (c)   Power of Attorney, James D. Gallagher and James R. Boyle
                        - incorporated by reference to Exhibit (7)(iii) to pre-effective amendment no. 1 to the Registration Statement on Form S-6, File No. 333-83023, filed November 1, 1999.

                  (d) Power of Attorney, Robert Cook - incorporated by reference to Exhibit (b)(14)(d) to post-effective amendment no. 8 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed February 25, 2000.

                  (e) Power of Attorney, Bradford J. Race Jr. - incorporated by reference to Exhibit (14) to Post-Effective Amendment No. 12.

                  (f) Power of Attorney, Joseph M. Scott - incorporated by reference to Exhibit (14)(f) to Post-Effective Amendment No. 16.

                  (g) Power of Attorney, Alison Alden, Marc Costantini and Bruce Speca - incorporated by reference to Exhibit
                        (14)(g) to Post-Effective Amendment No. 17.

                  (h) Power of Attorney, Richard Harris - incorporated by reference to Exhibit (14)(h) to Post-Effective Amendment No. 19.

                  (i)   Power of Attorney, James Brockelman - FILED HEREWITH

Item 25. Directors and Officers of the Depositor.

                            OFFICERS AND DIRECTORS OF
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                                                       POSITION WITH
NAME AND PRINCIPAL BUSINESS ADDRESS     JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
-----------------------------------     -----------------------------------------------
Alison Alden                            Director
601 Congress Street
Boston, MA  02210

Bruce Avedon                            Director
6601 Hitching Post Lane
Cincinnati, OH 45230

Thomas Borshoff                         Director
3 Robin Drive
Rochester, NY  14618

James R. Boyle                          Director
601 Congress Street
Boston, MA  02210

Robert Cook                             Director
601 Congress Street
Boston, MA 02210

Marc Costantini                         Director
601 Congress Street
Boston, MA  02210

John D. DesPrez III                     Director and Chairman
601 Congress Street
Boston, MA 02210

Ruth Ann Fleming                        Director
205 Highland Avenue
Short Hills, NJ 07078

James D. Gallagher                      Director and President
601 Congress Street
Boston, MA 02210

David W. Libbey                         Treasurer
601 Congress Street
Boston, MA  02210

Neil M. Merkl, Esq.                     Director
35-35 161st Street
Flushing, NY 11358

                            OFFICERS AND DIRECTORS OF
                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                                                       POSITION WITH
NAME AND PRINCIPAL BUSINESS ADDRESS     JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
-----------------------------------     -----------------------------------------------
Joseph M. Scott                         Director
601 Congress Street
Boston, MA  02210

Bruce Speca                             Director
601 Congress Street
Boston, MA  02210

Bradford J. Race Jr                     Director
136 East 64th Street
New York, NY  10021

Nicole Humblias                         Assistant Vice President and Chief Administrative Officer
601 Congress Street
Boston, MA  02210

Kim Ciccarelli                          Secretary & Counsel
601 Congress Street
Boston, MA 02210

Richard Harris                          Appointed Actuary
200 Bloor Street East
Toronto, Ontario
Canada M4W-1E5

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                               ACTIVE CORPORATIONS
                               AS OF JUNE 30, 2004

                                                         LEGAL     % OF   JURISDICTION OF
AFFILIATE                                                  ID     EQUITY   INCORPORATION
-------------------------------------------------------  ------   ------  ---------------
MANULIFE FINANCIAL CORPORATION                                2      100       CANADA
  John Hancock Financial Services, Inc.                       3      100       Delaware
  The Manufacturers Life Insurance Company                    1      100       Canada
     Manulife Bank of Canada                                 58      100       Canada
     Manulife Financial Services Inc.                       199      100       Canada
     Manulife Securities International Ltd.                  79      100       Canada
     Enterprise Capital Management Inc.                               20       Ontario
     Cantay Holdings Inc.                                    51      100       Ontario
     FNA Financial Inc.                                     115      100       Canada
       Elliot & Page Limited                                116      100       Ontario
     NAL Resources Limited                                  117      100       Alberta
     3550435 Canada Inc.                                    107      100       Canada
       MFC Insurance Company Limited                        106      100       Canada
       FCM Holdings Inc.                                    104      100       Philippines
     Manulife Canada Ltd.                                   157      100       Canada
     1293319 Ontario Inc.                                   170      100       Ontario
     3426505 Canada Inc.                                    161      100       Canada
     Canaccord Capital Inc.                                        13.07   British Columbia
     Manulife International Capital Corporation Limited     135      100       Ontario
       Golf Town Canada Inc.                                       43.43       Canada
       Regional Power Inc.                                  136       80       Canada
       Avotus Corp.                                                10.36       Canada
     First North American Insurance Company                 111      100       Canada
     JLOC Holding Company                                             30    Cayman Islands
     Opportunity Finance Company                                      30    Cayman Islands
     Resolute Energy Inc.                                           11.5       Alberta
     SEAMARK Asset Management Ltd.                          118    35.01       Canada
     NAL Resources Management Limited                       120      100       Canada
       1050906 Alberta Ltd.                                 127      100       Alberta
     PK Liquidating Company II, LLC                                   18       Delaware
     Intrepid Energy Corp.                                            19       Alberta
     Manulife Data Services Inc.                             81      100       Barbados
     Micro Optics Design Corporation                               17.69       Nevada
     Innova LifeSciences Corporation                               15.79       Ontario
     2015401 Ontario Inc.                                   140      100       Ontario
     2015500 Ontario Inc.                                   154      100       Ontario
     MFC Global Investment Management (U.S.A.) Limited      156      100       Canada
     Cavalier Cable, Inc.(2)                                          78       Delaware
     2024385 Ontario Inc.                                   153      100       Ontario
     6212344 Canada Limited                                 272      100       Canada
     NALC Holdings Inc.(3)                                  103       50       Ontario
     Manulife Holdings (Alberta) Limited                    201      100       Alberta

                                                                LEGAL   % OF     JURISDICTION OF
AFFILIATE                                                        ID    EQUITY     INCORPORATION
--------------------------------------------------------------  -----  ------    ---------------
  Manulife Holdings (Delaware) LLC                                205     100        Delaware
    The Manufacturers Investment Corporation                       87     100        Michigan
      Manulife Reinsurance Limited                                 67     100        Bermuda
        Manulife Reinsurance (Bermuda) Limited                    203     100        Bermuda
      The Manufacturers Life Insurance Company (U.S.A.)            19     100        Michigan
        Manulife Service Corporation                                7     100        Colorado
        Manulife Financial Securities LLC                           5     100        Delaware
        Manufacturers Securities Services, LLC(4)                  97      60        Delaware
        The Manufacturers Life Insurance Company of New York       94     100        New York
        The Manufacturers Life Insurance Company of America        17     100        Michigan
        Aegis Analytical Corporation                                    15.41        Delaware
        Manulife Property Management of Washington, D.C., Inc.            100        Wash., D.C.
        ESLS Investment Limited, LLC                                       25        Ohio
        Polymerix Corporation                                            11.4        Delaware
        Ennal, Inc.                                               124     100        Delaware
        Avon Long Term Care Leaders LLC                           158     100        Delaware
        Ironside Venture Partners I LLC                           196     100        Delaware
           NewRiver Investor Communications Inc.                        11.29        Delaware
        Ironside Venture Partners II LLC                          197     100        Delaware
        Flex Holding, LLC                                                27.7        Delaware
           Flex Leasing I, LLC                                          99.99        Delaware
        Manulife Leasing Co., LLC                                 150      80        Delaware
        Dover Leasing Investments, LLC                                     99        Delaware
MFC Global Fund Management (Europe) Limited                        64     100        England
  MFC Global Investment Management (Europe) Limited                       100        England
WT (SW) Properties Ltd.                                            82     100        England
Manulife Europe Ruckversicherungs-Aktiengesellschaft              138     100        Germany
Manulife International Holdings Limited                           152     100        Bermuda
  Manulife Provident Funds Trust Company Limited                  163     100        Hong Kong
  Manulife Asset Management (Asia) Limited                         78     100        Barbados
    Manulife Asset Management (Hong Kong) Limited                         100        Hong Kong
    P.T. Manulife Aset Manajemen Indonesia                        141      85        Indonesia
      P.T. Buanadaya Sarana Informatika(5)                                 96        Indonesia
  Manulife (International) Limited                                 28     100        Bermuda
    Manulife-Sinochem Life Insurance Co. Ltd.                      43      51        China
Manulife (Vietnam) Limited                                        188     100        Vietnam
The Manufacturers Life Insurance Co. (Phils.), Inc.               164     100        Philippines
  FCM Plans, Inc.                                                 155     100        Philippines
  Manulife Financial Plans, Inc.                                  187     100        Philippines
P.T. Asuransi Jiwa Manulife Indonesia                              42      71        Indonesia
           P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                   75     100        Indonesia
            P.T. ASURANSI JIWA MANULIFE PRIMA(6)                         90.4        Indonesia
             P.T. ASURANSI JIWA MANULIFE INTI(7)                         95.9        Indonesia
Manulife (Singapore) Pte. Ltd.                                     14     100        Singapore
Manulife Holdings (Bermuda) Limited                               147     100        Bermuda

Manulife Management Services Ltd.                                 191     100         Barbados
Manufacturers P&C Limited                                          36     100         Barbados

                                                         LEGAL   % OF   JURISDICTION OF
AFFILIATE                                                 ID    EQUITY   INCORPORATION
-------------------------------------------------------  -----  ------  ---------------
Manulife European Holdings 2003 (Alberta) Limited          202     100      Alberta
  Manulife European Holdings (Bermuda) Limited             270     100      Bermuda
    Manulife European Investments (Luxembourg) S.a.r.l.    271     100      Luxembourg
      Manulife Hungary Holdings Limited(8).                149      99      Hungary
MLI Resources Inc.                                         193     100      Alberta
  Manulife Life Insurance Company(9)                       180      35      Japan
    MFC Global Investment Management (Japan) Limited       208     100      Japan
  Manulife Century Investments (Bermuda) Limited           172     100      Bermuda
    Manulife Century Investments (Luxembourg) S.A.         173     100      Luxembourg
      Manulife Century Investments (Netherlands) B.V.      174     100      Netherlands
        Manulife Premium Collection Co., Ltd.(10).         178      57      Japan
        Y.K. Manulife Properties Japan                     142     100      Japan
        Manulife Century Holdings (Netherlands) B.V.       195     100      Netherlands

Item 27. Number of Contract Owners.

As of MARCH 31, 2005, there were 13,452 qualified and 13,960 non-qualified contracts of the series offered hereby outstanding.

Item 28.  Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or , if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper. The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

a. Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

                NAME OF INVESTMENT COMPANY                          CAPACITY IN WHICH ACTING
------------------------------------------------------------------  -------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H     Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I     Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account J     Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account K     Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M     Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A  Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B  Principal Underwriter

b. John Hancock Life Insurance Company (U.S.A.) is the sole member of JHD LLC and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez* (Chairman and President), Marc Costantini* (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President, Secretary and General Counsel). The board of managers of JHD LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of JHD LLC.

*   Principal business office is 601 Congress Street, Boston, MA 02210

**  Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

*** Principal business office is 680 Washington Blvd, Stamford, CT 06901

c.    None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31. Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company ("Manulife"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. Undertakings.

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

John Hancock Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 12th day of December, 2005.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT A
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
    (Depositor)

By: /s/ James D. Gallagher
    -----------------------------------------------
    James D. Gallagher
    President

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

By: /s/ James D. Gallagher
    -----------------------------------------------
    James D. Gallagher
    President

                                   SIGNATURES

      As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 12th day of December, 2005.

Signature                               Title
-----------------------------  --------------------------------
/s/ James D. Gallagher         President
-----------------------------  (Principal Executive Officer)
James D. Gallagher

/s/ Peter Copestake            Senior Vice President & Treasurer
-----------------------------  (Principal Financial Officer)
Peter Copestake

/s/ Patrick Gill               Controller
-----------------------------  (Principal Accounting Officer)
Patrick Gill

*                              Director
_____________________________
Alison Alden

*                              Director
_____________________________
Bruce Avedon

*                              Director
_____________________________
Thomas Borshoff

*                              Director
_____________________________
James R. Boyle

*                              Director
_____________________________
James Brockelman

*                              Director
_____________________________
Robert Cook

*                              Director
_____________________________
Marc Costantini

*                              Director
_____________________________
John D. DesPrez III

*                              Director
_____________________________
Ruth Ann Fleming

*                              Director
_____________________________
Neil M. Merkl

*                              Director
_____________________________
Bradford J. Race, Jr.

*                              Director
_____________________________
Bruce R. Speca

/s/ James D. Gallagher
-----------------------------
James D. Gallagher
Pursuant to Power of Attorney

                                  EXHIBIT INDEX

  ITEM NO.          DESCRIPTION
-----------  ----------------------------------
24(b)(14(i)  Power of Attorney ,James Brokelman